Long-term debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Long-term Debt

Long-term debt as of March 31, 2016 and December 31, 2015 consists of the following:

	March 31, 2016	December 31, 2015
Term loan B requires quarterly installments plus interest through the term of the loan, maturing March 31, 2021. Outstanding borrowings bear interest at LIBOR or base rate (as defined) plus a margin at the election of the borrower (4.50% at March 31, 2016 and 4.75% at December 31, 2015)	$491,000	$492,275
Revolving credit line, requires interest only payments through the term of the loan, maturing March 31, 2019. Outstanding borrowings bear interest at LIBOR or base rate (as defined) plus a margin at the election of the borrower (4.25% at March 31, 2016 and December 31, 2015)	—	—

Total debt, excluding deferred financing costs	491,000	492,275
Deferred financing costs, net of accumulated amortization	(7,025)	(7,396)

Total debt	483,975	484,879
Current portion of long-term debt and line of credit	5,100	5,100

Long-term debt, net of current portion	$478,875	$479,779

Long-term debt as of December 31, 2015 and 2014 consists of the following:

	December 31, 2015	December 31, 2014
Term loan B requires quarterly installments plus interest through the term of the loan, maturing March 31, 2021. Outstanding borrowings bear interest at LIBOR or base rate (as defined) plus a margin at the election of the borrower (4.75% at December 31, 2015 and 2014)	$492,275	$387,075
Revolving credit line, requires interest only payments through the term of the loan, maturing March 31, 2019. Outstanding borrowings bear interest at LIBOR or base rate (as defined) plus a margin at the election of the borrower (4.25% at December 31, 2015 and 2014)	—	—

Total debt, excluding deferred financing costs	492,275	387,075
Deferred financing costs, net of accumulated amortization	(7,396)	(7,294)

Total debt	484,879	379,781
Current portion of long-term debt and line of credit	5,100	3,900

Long-term debt, net of current portion	$479,779	$375,881

Schedule of Future Annual Payments of Long-term Debt	Future annual principal payments of long-term debt as of March 31, 2016 are as follows:

Amount
Remainder of 2016	$3,825
2017	5,100
2018	5,100
2019	5,100
2020	5,100
Thereafter	466,775

Total	$491,000

Future annual principal payments of long-term debt as of December 31, 2015 are as follows:

Amount
2016	$5,100
2017	5,100
2018	5,100
2019	5,100
2020	5,100
Thereafter	466,775

Total	$492,275